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                               SEPARATE ACCOUNT KG

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

     SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                                 APRIL 30, 2004

                                      * * *

Effective September 30, 2004, INVESCO VIF - Utilities Fund (Series I) changed its name to AIM V.I. Utilities Fund. As of September 30, 2004, throughout the Prospectuses and Statements of Additional Information any references to INVESCO VIF - Utilities Fund (Series I) are deleted, and replaced by inserting references to AIM V.I. Utilities Fund.

For more information, see the Prospectus Supplement for AIM Variable Insurance Funds dated September 30, 2004.

                                      * * *


SUPPLEMENT DATED OCTOBER 29, 2004

AFLIAC/FAFLIC SCUDDER PLUS
AFLIAC/FAFLIC SCUDDER ELITE